Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2014
Common Stock and Additional Paid-in Capital
Common Stock and Additional Paid-in Capital

11. Common Stock and Additional Paid-in Capital

Net Loss Attributable to Dryships Inc and Transfers from the Non-controlling Interest:

The following table represents the effects of any changes in Dryships Inc. ownership interest in a subsidiary on the equity attributable to the shareholders of Dryships Inc.

	Year Ended December 31,
	2012	2013	2014

Net loss attributable to Dryships Inc.	$(246,778)	$(223,093)	$(47,512)
Transfers to the non-controlling interest:
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	(81,760)	(45,542)	(4,758)

Net transfers to the non-controlling interest	(81,760)	(45,542)	(4,758)
Net loss attributable to Dryships Inc. and transfers to/from the non-controlling interest	$(328,538)	$(268,635)	$(52,270)

Issuance of common shares

On October 4, 2013, the Company filed a prospectus supplement to the universal shelf registration statement on Form F-3 filed on August 30, 2013, pursuant to an at-the-market offering for up to $200,000 of the Company's common shares. In connection with the offering, the Company entered into a Sales Agreement with Evercore Group L.L.C., ("Evercore"), the sales agent, dated October 4, 2013. During 2013, 6,892,233 common shares were issued and sold pursuant to the at-the-market offering, resulting in net proceeds of $23,655, after deducting commissions, while in 2014, 22,209,844 common shares were issued and sold pursuant to the at-the-market offering, resulting in net proceeds of $90,016, after deducting commissions.

On October 29, 2014, the Company successfully completed the offering of 250,000,000 shares of its common stock, par value $0.01 per share, at a price of $1.40 per share. As part of the offering, George Economou, the Company's Chairman, President and Chief Executive Officer, has purchased $80,000, or 57,142,000 shares, of common stock in the offering at the public offering price. The Company used the net proceeds of approximately $332,852 from the offering to repurchase a portion of its $700,000 principal amount of indebtedness under the 5.0% Convertible Senior Notes matured on December 1, 2014.

Sale of Ocean Rig shares

On April 17, 2012, the Company completed a public offering of an aggregate of 11,500,000 common shares of Ocean Rig owned by DryShips. The Company received approximately $180,485 of net proceeds from the public offering. The net assets of Ocean Rig as of April 17, 2012, amounted to $3,003,954. At the date of the transaction, the carrying amounts of Ocean Rig's assets and liabilities did not require fair value adjustments. The difference between the net consideration received and the amount attributed to the non-controlling interests which amounted to $81,760 was recognized in equity attributable to the controlling interest.

On February 14, 2013, the Company completed a public offering of an aggregate of 7,500,000 common shares of Ocean Rig owned by DryShips. The Company received approximately $122,960 of net proceeds from the public offering. The net assets of Ocean Rig as of February 14, 2013, amounted to $2,950,992. At the date of the transaction, the carrying amounts of Ocean Rig's assets and liabilities did not require fair value adjustments. The difference between the net consideration received and the amount attributed to the non-controlling interests, which amounted to $45,542, was recognized in equity attributable to the controlling interest.

Treasury stock

During September 2011, April 2012 and January 2013 the share borrower described in Note 9 returned to the Company an aggregate of 21,000,000 loaned shares of the Company's common stock, which were not retired and are held as treasury stock. During December, 2014 the share borrower described in Note 9 returned to the Company the remaining 15,100,000 loaned shares of the Company's common stock, which were not retired and are held as treasury stock.

Stockholders Rights Agreement

As of January 18, 2008, the Company entered into a Stockholders Rights Agreement (the "Agreement"). Under the Agreement, the Company's Board of Directors declared a dividend payable of one preferred share purchase right, ("Right"), to purchase one one-thousandth of a share of the Company's Series A Participating Preferred Stock for each outstanding common share. Each Right entitles the registered holder, upon the occurrence of certain events, to purchase from the Company one one-thousandth of a share of Series A Participating Preferred Stock or additional shares of common stock. As of December 31, 2014, no exercise of any Rights had occurred. As of July 9, 2009, an amendment was effected to the Agreement to reflect the issuance of Series A Convertible Preferred Stock.

Dividends

On May 8, 2014, Ocean Rig's Board of Directors declared a quarterly cash dividend with respect to the quarter ended March 31, 2014 of $0.19 per common share, to shareholders on record as of May 20, 2014. The dividend was paid in May, 2014.

On July 21, 2014, Ocean Rig's Board of Directors declared a quarterly cash dividend with respect to the quarter ended June 30, 2014 of $0.19 per common share, to shareholders on record as of August 1, 2014. The dividend was paid in August, 2014.

On October 15, 2014, Ocean Rig's Board of Directors declared a quarterly cash dividend with respect to the quarter ended September 30, 2014, of $0.19 per common share, to shareholders on record as of October 31, 2014. The dividend was paid in November, 2014.

Ocean Rig paid dividends amounting to $30,563, to shareholders other than the Company, during the year ended December 31, 2014.